Share-based payments - Expenses (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Research and development expenses	€ 189	€ 286
Selling and distribution expenses	67	65
General and administrative expenses	2,016	3,787
Total	€ 2,273	€ 4,138